LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Tables)	12 Months Ended
Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loan recognized as a result of payment under the guarantee

	March 31,	March 31,
	2020	2021
	RMB	RMB
Loan recognized as a result of payment under the guarantee	2,594,749	1,362,556
Less: provision for credit losses	(2,190,575)	(1,182,609)
	404,174	179,947

Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loan recognized as a result of payment under the guarantee

	March 31,	March 31,
	2020	2021
	RMB	RMB
Up to 6 months	1,140,756	145,639
6 months to 12 months	425,500	307,224
Over 12 months	1,028,493	909,693
	2,594,749	1,362,556

Schedule of allowance for doubtful accounts/provision for credit losses

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Beginning balance of the period	(189,305)	(256,639)	(763,122)	(2,190,575)
Changes on initial application of ASU 2016-13 (i)	—	—	(172,843)	—
Addition	(257,953)	(398,167)	(326,204)	(68,578)
Provision for credit losses (i)	(37,961)	(255,105)	(1,039,367)	(29,272)
Write-off	37,757	—	48,908	252,508
Bought out by certain non-bank financing institutions without recourse	85,560	—	—	845,305

Payments from the borrowers or other recoveries	105,263	146,789	62,053	8,003
Ending balance of the period	(256,639)	(763,122)	(2,190,575)	(1,182,609)

(i) Due to the impact of a series of regulations governing lending and debt collection promulgated by relevant authorities in the three months ended December 31, 2019, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected, and significant provision for additional credit losses was incurred in the fourth quarter of 2019, taking into the consideration of credit grades, vehicle collateral repossession and residual value of vehicle collateral. Due to the COVID-19 pandemic, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected further, which resulted in further provision for credit losses in the three months ended March 31, 2020.

The following table explains the changes in the loss allowance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator as of March 31, 2021:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB
Beginning balance of the period	(98,314)	(164,793)	(1,927,468)	(2,190,575)
Additions	(68,578)	—	—	(68,578)
Provision for credit losses	(83,435)	(39,661)	93,824	(29,272)
Write-off	145,194	2,355	104,959	252,508
Bought out by certain non-bank financing institutions without recourse	15	9,184	836,106	845,305
Payments from the borrowers or other recoveries	8,003	—	—	8,003
Transfer from Normal to Attention	74,656	(74,656)	—	—
Transfer from Normal to Secondary	13,412	—	(13,412)	—
Transfer from Attention to Secondary	—	152,241	(152,241)	—
Transfer from Attention to Normal	(1,464)	1,464	—	—
Transfer from Secondary to Attention	—	(35,354)	35,354	—
Transfer from Secondary to Normal	(1,276)	—	1,276	—
Ending balance of the period	(11,787)	(149,220)	(1,021,602)	(1,182,609)

Schedule of balance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator

	March 31,	March 31,
	2020	2021
	RMB	RMB

Normal	283,259	66,924
Attention	364,895	252,572
Secondary	1,946,595	1,043,060
	2,594,749	1,362,556